Other Receivables (Details 2) - CAD ($)	Aug. 31, 2019	Aug. 31, 2018
Other receivables	$ 625,519	$ 264,803
Not later than one month [member]
Other receivables	88,143	4,390
Later than one month and not later than three months [member]
Other receivables	111,239	47,036
Later than three months and not later than one year [member]
Other receivables	$ 426,137	$ 213,377